Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Schwab Monthly Income Fund - Target Payout
Shareholder Report [Line Items]
Fund Name	Schwab Monthly Income Fund – Target Payout
Class Name	Schwab Monthly Income Fund – Target Payout
Trading Symbol	SWJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Target Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 12.17%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the Target
Payout Composite Index (the composite index), returned 11.66%.
■

The fund’s distribution yield (payout) was 4.78%
1
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab International Dividend Equity ETF
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
BlackRock High Yield Bond Portfolio (Class K)
●
Schwab 5-10 Year Corporate Bond ETF
Portfolio holdings may have changed since the report date.
1
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
T
hese
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Target Payout (03/28/2008) 1	12.17%	3.82%	4.85%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Target Payout Composite Index	11.66%	3.79%	5.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
T
hese
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 28, 2008
No Deduction of Taxes [Text Block]	T hese returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 53,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$53
Number of Holdings	11
Portfolio Turnover Rate	27%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.78%
Foreign Tax Paid and Passed Through	$27,439
Gross Income from Foreign Sources	$372,273
Dividends Received Deduction	19.68%
Qualified Dividend Income	$826,390
Qualified Business Income (199A)	$63,878
Business Interest Deduction (163j)	49.76%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Monthly Income Fund - Flexible Payout
Shareholder Report [Line Items]
Fund Name	Schwab Monthly Income Fund – Flexible Payout
Class Name	Schwab Monthly Income Fund – Flexible Payout
Trading Symbol	SWKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Flexible Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 12.14%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the Flexible
Payout Composite Index (the composite index), returned 11.66%.
■

The fund’s distribution yield (payout) was 4.41%
1
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab International Dividend Equity ETF
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
BlackRock High Yield Bond Portfolio (Class K)
●
Schwab 5-10 Year Corporate Bond ETF
Portfolio holdings may have changed since the report date.
1
Distributions may exceed income available and may include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Flexible Payout (03/28/2008) 1	12.14%	3.21%	4.27%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Flexible Payout Composite Index	11.66%	3.19%	5.01%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 28, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 74,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$74
Number of Holdings	11
Portfolio Turnover Rate	25%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.41%
Foreign Tax Paid and Passed Through	$42,967
Gross Income from Foreign Sources	$582,942
Dividends Received Deduction	19.61%
Qualified Dividend Income	$1,304,411
Qualified Business Income (199A)	$104,678
Business Interest Deduction (163j)	50.68%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Monthly Income Fund - Income Payout
Shareholder Report [Line Items]
Fund Name	Schwab Monthly Income Fund – Income Payout
Class Name	Schwab Monthly Income Fund – Income Payout
Trading Symbol	SWLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Monthly Income Fund – Income Payout*	$0	0.00%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 9.85%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the Income
Payout Composite Index (the composite index), returned 9.67%.
■

The fund’s distribution yield (payout) was 4.63%
1
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab International Dividend Equity ETF
●
Schwab U.S. Aggregate Bond Index Fund
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
BlackRock High Yield Bond Portfolio (Class K)
●
Schwab Long-Term U.S. Treasury ETF
Portfolio holdings may have changed since the report date.
1
Does not expect to include capital gains or return of capital to help reach the annual payout rate. A return of capital is a distribution from the shareholder’s investment principal, rather than net profits from the fund’s returns. Shareholders who receive periodic distributions consisting of a return of capital may be under the impression that they are receiving net profits when they are not. Return of capital reduces your cost basis in the fund’s shares and is not taxable to you until your cost basis has been reduced to zero. The tax-basis of distributions are finalized at fiscal year-end and may be recharacterized from income distributions to capital gains or return of capital.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Monthly Income Fund – Income Payout (03/28/2008) 1	9.85%	1.97%	3.37%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Income Payout Composite Index	9.67%	2.00%	3.83%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
The fund’s routine expenses have been absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Mar. 28, 2008
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 66,000,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$66
Number of Holdings	12
Portfolio Turnover Rate	25%
Advisory Fees Paid by the Fund	$0
12-Month Distribution Yield	4.63%
Foreign Tax Paid and Passed Through	$20,942
Gross Income from Foreign Sources	$284,128
Dividends Received Deduction	13.27%
Qualified Dividend Income	$758,708
Qualified Business Income (199A)	$53,212
Business Interest Deduction (163j)	65.64%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.